UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-01494

GENERAL ELECTRIC S&S U.S. Equity Fund

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/13

Item 1.	Schedule of Investments.

GE S&S U.S. Equity Fund

Schedule of Investments (dollars in thousands)—March 31, 2013 (Unaudited)

Common Stock—97.1% †	Number of Shares	Fair Value
Advertising—0.7%
Omnicom Group Inc.	494,449	$29,123
The Interpublic Group of Companies Inc.	126,135	1,644
		30,767

Aerospace & Defense—3.2%
Honeywell International Inc.	1,251,420	94,295
The Boeing Co.	252,270	21,658
United Technologies Corp.	236,283	22,076
		138,029

Agricultural Products—0.8%
Archer-Daniels-Midland Co.	996,466	33,611

Air Freight & Logistics—2.3%
United Parcel Service Inc.	1,170,532	100,548

Application Software—0.6%
Intuit Inc.	403,632	26,498

Asset Management & Custody Banks—3.9%
Ameriprise Financial Inc.	898,080	66,143
Invesco Ltd.	2,330,973	67,505
State Street Corp.	615,538	36,372	(b)
		170,020

Automobile Manufacturers—0.4%
Ford Motor Co.	1,362,257	17,913

Automotive Retail—0.2%
AutoZone Inc.	25,227	10,009	(a)

Biotechnology—2.2%
Amgen Inc.	436,427	44,738
Gilead Sciences Inc.	1,079,715	52,830	(a)
		97,568

Broadcasting—1.2%
CBS Corp.	252,270	11,779
Discovery Communications Inc.	554,993	38,594	(a)
		50,373

Cable & Satellite—3.5%
Comcast Corp. ††	1,841,569	77,364
Comcast Corp. ††	756,809	29,985
Liberty Global Inc.	681,128	46,745	(a)
		154,094

Casinos & Gaming—0.5%
Las Vegas Sands Corp.	378,405	21,323

Commodity Chemicals—0.3%
LyondellBasell Industries N.V.	237,134	15,008

Communications Equipment—4.7%
Cisco Systems Inc.	5,121,076	107,082
Qualcomm Inc.	1,470,238	98,432
		205,514

Computer Hardware—2.5%
Apple Inc.	244,702	108,313

Computer Storage & Peripherals—1.4%
EMC Corp.	2,547,925	60,870	(a)

Construction & Farm Machinery & Heavy Trucks—0.9%
Cummins Inc.	100,908	11,686
Deere & Co.	330,473	28,414
		40,100

Consumer Finance—1.6%
American Express Co.	1,003,025	67,664

Data Processing & Outsourced Services—2.7%
Paychex Inc.	958,625	33,619
The Western Union Co.	2,396,563	36,045
Visa Inc.	287,588	48,844
		118,508

Department Stores—0.4%
Macy’s Inc.	378,405	15,832

Diversified Chemicals—0.3%
PPG Industries Inc.	83,249	11,150

Diversified Financial Services—5.2%
Citigroup Inc.	1,783,547	78,904
JPMorgan Chase & Co.	1,133,162	53,780
Wells Fargo & Co.	2,535,311	93,781
		226,465

Drug Retail—0.5%
CVS Caremark Corp.	413,722	22,750

Electric Utilities—0.4%
NextEra Energy Inc.	227,043	17,637

Electrical Components & Equipment—0.3%
Eaton Corp PLC	201,816	12,361

Fertilizers & Agricultural Chemicals—1.0%
Monsanto Co.	403,632	42,636

General Merchandise Stores—0.7%
Target Corp.	441,472	30,219

Healthcare Distributors—0.3%
Cardinal Health Inc.	363,268	15,119

Healthcare Equipment—3.6%
Covidien PLC	1,760,843	119,456
Medtronic Inc.	681,128	31,986
Stryker Corp.	105,953	6,912
		158,354

Healthcare Services—1.8%
Express Scripts Holding Co.	1,364,780	78,680	(a)

Healthcare Supplies—0.4%
DENTSPLY International Inc.	428,859	18,192

Heavy Electrical Equipment—0.3%
ABB Ltd. ADR	496,971	11,311

Home Building—0.4%
MDC Holdings Inc.	454,086	16,642

Home Improvement Retail—2.0%
Lowe’s Companies Inc.	2,240,155	84,947

Independent Power Producers & Energy Traders—0.6%
AES Corp.	756,809	9,513
Calpine Corp.	787,082	16,214	(a)
		25,727

Industrial Machinery—1.6%
Dover Corp.	946,583	68,987

Integrated Oil & Gas—3.9%
Chevron Corp.	817,354	97,118
Exxon Mobil Corp.	216,952	19,550
Hess Corp.	224,520	16,077
Occidental Petroleum Corp.	479,313	37,564
		170,309

Integrated Telecommunication Services—0.2%
AT&T Inc.	201,816	7,405

Internet Retail—0.4%
Amazon.com Inc.	70,636	18,824	(a)

Internet Software & Services—3.0%
Baidu Inc. ADR	353,178	30,974	(a)
eBay Inc.	938,444	50,883	(a)
Google Inc.	63,572	50,478	(a)
		132,335

Investment Banking & Brokerage—1.5%
The Charles Schwab Corp.	227,043	4,017
The Goldman Sachs Group Inc.	416,245	61,251
		65,268

IT Consulting & Other Services—0.4%
International Business Machines Corp.	80,726	17,219

Life & Health Insurance—0.3%
Prudential Financial Inc.	227,043	13,393

Life Sciences Tools & Services—1.2%
Agilent Technologies Inc.	921,042	38,656
PerkinElmer Inc.	454,086	15,275
		53,931

Managed Healthcare—0.3%
UnitedHealth Group Inc.	218,011	12,473

Movies & Entertainment—2.1%
The Walt Disney Co.	63,067	3,582
Time Warner Inc.	1,551,459	89,395
		92,977

Multi-Line Insurance—1.6%
American International Group Inc.	1,793,638	69,629	(a)

Oil & Gas Equipment & Services—3.0%
Halliburton Co.	1,311,803	53,010
Schlumberger Ltd.	1,024,215	76,703
		129,713

Oil & Gas Exploration & Production—2.6%
Anadarko Petroleum Corp.	976,284	85,376
Marathon Oil Corp.	832,490	28,072
		113,448

Packaged Foods & Meats—1.7%
Kraft Foods Group Inc.	276,654	14,256
Mondelez International Inc.	1,982,840	60,695
		74,951

Pharmaceuticals—6.2%
Actavis Inc.	302,724	27,884
Johnson & Johnson	1,437,938	117,235
Novartis AG ADR	201,816	14,377
Pfizer Inc.	3,758,819	108,479
		267,975

Property & Casualty Insurance—1.5%
ACE Ltd.	756,809	67,334

Railroads—0.5%
CSX Corp.	867,808	21,374

Regional Banks—1.4%
Regions Financial Corp.	7,240,142	59,297

Research & Consulting Services—0.2%
Nielsen Holdings N.V.	219,475	7,861

Semiconductors—1.1%
Altera Corp.	353,178	12,527
Analog Devices Inc.	189,202	8,796
Texas Instruments Inc.	807,263	28,642
		49,965

Soft Drinks—3.3%
Coca-Cola Enterprises Inc.		1,437,938	53,089
PepsiCo Inc.		1,115,032	88,210
			141,299

Specialized Finance—1.5%
CME Group Inc.		1,059,532	65,045

Specialized REITs—0.7%
American Tower Corp.		378,405	29,106

Specialty Stores—0.6%
Dick’s Sporting Goods Inc.		590,311	27,922

Steel—0.3%
Allegheny Technologies Inc.		391,018	12,399

Systems Software—4.0%
Microsoft Corp.		3,178,599	90,940
Oracle Corp.		2,525,220	81,666
			172,606

Total Common Stock (Cost $3,416,349)			4,217,797

		Principal Amount	Fair Value
Short-Term Investments—2.9%

Time Deposit—2.9%
State Street Corp.
0.01%	04/01/13	$127,599	$127,599	(b)
(Cost $127,599)

Total Investments (Cost $3,543,948)			4,345,396
Liabilities in Excess of Other Assets, net—(0.0)%*			(199)

NET ASSETS—100.0%			$4,345,197

Notes to Schedules of Investments (dollars in thousands)—March 31, 2013 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2013.

††	Securities traded on different exchanges.

*	Less than 0.05%.

Abbreviations:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2013:

(Dollars in thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
GE S&S U.S. Equity Fund	Investments in Securities †
	Common Stock	$4,217,797	$—	$—	$4,217,797
	Short-Term Investments	—	127,599	—	127,599

	Total Investments in Securities	$4,217,797	$127,599	$—	$4,345,396

† See Schedule of Investments for Industry Classification

There were no transfers between fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At March 31, 2013, information on the tax cost of investments was as follows (Dollars in thousands):

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation / (depreciation)
GE S&S U.S. Equity Fund	$3,570,150	$817,702	$(42,456)	$775,246

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S U.S. Equity Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: May 24, 2013

By:	/S/ ARTHUR A. JENSEN
ARTHUR A. JENSEN
Treasurer, GE S&S Funds

Date: May 24, 2013